The company - Key events (Details) € / shares in Units, $ in Millions																1 Months Ended	12 Months Ended
	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 10, 2024 EUR (€)	Dec. 06, 2024 USD ($)	Nov. 13, 2024 shares	Jun. 30, 2024 EUR (€)	Jun. 10, 2024 EUR (€) shares employee € / shares	May 17, 2024 EUR (€)	Oct. 03, 2023 EUR (€) € / shares	Jul. 06, 2023 EUR (€) € / shares	Apr. 14, 2023 EUR (€) € / shares	Sep. 09, 2022 EUR (€)	Jul. 25, 2022 EUR (€) € / shares	Jul. 13, 2022 EUR (€) € / shares	Apr. 22, 2022 EUR (€) € / shares	Feb. 14, 2022 EUR (€) € / shares	Jun. 30, 2023 EUR (€)	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 06, 2024 € / shares	Dec. 06, 2024 USD ($)	Dec. 31, 2021 € / shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments																	€ 94,000	€ 395,000	€ 202,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares						106,844
Par value per share (in EUR per share) | € / shares	€ 0.05														€ 0.05		€ 0.05	€ 0.05	€ 0.05			€ 0.05
Increase capital, net																	€ 2,836,000	€ 0	€ 0
Proceeds from tax credit		€ 8,600,000
AGA employees 2024-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares				370,560													0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	0																€ 0
AGA Perf Employees 2024-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares				1,162,900													0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	0																€ 0
AGA Perf Management 2024-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares				750,000													0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																€ 0
AGA Perf Employees 2021-1 / AGA Perf Management 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Free performances shares plans, performance (in percents)	80.00%
AGA Perf Employee 2021-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	612,080
AGA Perf Management 2021-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	416,000																416,000	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																€ 0	€ 0	€ 0
Institute for Follicular Lymphoma Innovation (IFLI)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase capital, net | $			$ 3.0
Share issued, price per share (in EUR per share) | € / shares																				€ 1.56
Proportion of ownership interests held by non-controlling interests			2.26%
Maximum additional investment by non-controlling interest | $																					$ 4.9
Exercise of share warrants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Par value per share (in EUR per share) | € / shares									€ 0.05	€ 0.05		€ 0.05			0.05
Definitive acquisition of free shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Par value per share (in EUR per share) | € / shares	€ 0.05					€ 0.05		€ 0.05		€ 0.05			€ 0.05	€ 0.05	€ 0.05		0.05	€ 0.05
Free Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | employee						68,744
Par value per share (in EUR per share) | € / shares						€ 0.05
Common shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares	1,028,080					38,100
Par value per share (in EUR per share) | € / shares	€ 0.05					€ 0.05											€ 0.05
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares						€ 2.45
Share capital
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments	€ 51,404					€ 5,342									€ 2,316		€ 57,000	€ 32,000	€ 34,000
Increase capital, net																	92,000
Share capital | Exercise of share warrants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments									€ 3,321	€ 728		€ 6,287			38
Share capital | Definitive acquisition of free shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments	51,404					€ 3,437		€ 6,403		8,165			€ 681	€ 1,250
Issued capital free of subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares						68,744
Share premium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments															187,596		37,000	€ 363,000	€ 168,000
Increase capital, net																	€ 2,744,000
Share premium | Exercise of share warrants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments									€ 142,991	28,955		€ (6,287)			€ 1,493
Share premium | Definitive acquisition of free shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments	€ (51,404)					€ (3,437)		€ (6,403)		€ (8,165)			€ (681)	€ (1,250)
Share premium | Common shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments						€ 91,440
IPH6101 agreement, with Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received					€ 4,000,000		€ 4,000,000				€ 3,000,000.0					€ 2,000,000.0